UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2015

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	FEBRUARY 28, 2015

California Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for California Municipal Bonds (Munis)
“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the relatively stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and U.S. stocks generally benefited from perceived “flight to quality” capital flows.

Meanwhile, for munis, the reporting period represented a continuation of the muni market’s recent recovery. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. As often happens during strong Treasury rallies, the muni market lagged the Treasury and broader taxable bond markets for the six months, but benefited from the decline in longer-term interest rates. The Barclays Municipal Bond Index returned 2.20% for the reporting period, compared with 2.25% and 2.39% for the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Treasury Bond Index, respectively.

We expect global divergence to affect capital markets well into 2015. The Federal Reserve might start raising short-term U.S. interest rates this year, but global economic weakness, a strengthening dollar, and low inflation might delay the rate hikes and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	2.59%	7.08%	5.74%	4.58%	6.51%	11/9/83
Barclays Municipal Bond Index	—	2.20%	6.49%	5.00%	4.75%	7.15%(2)	—
Institutional Class	BCLIX	2.60%	7.29%	—	—	5.95%	3/1/10
A Class	ALTAX						9/28/07
No sales charge*		2.46%	6.91%	5.48%	—	4.79%
With sales charge*		-2.12%	2.09%	4.51%	—	4.14%
C Class	ALTCX						9/28/07
No sales charge*		2.08%	6.02%	4.70%	—	4.01%
With sales charge*		1.08%	6.02%	4.70%	—	4.01%
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since October 31, 1983, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

FEBRUARY 28, 2015
Portfolio at a Glance
Weighted Average Maturity	17.1 years
Average Duration (Modified)	4.9 years

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	13%
Hospital	12%
General Obligation (GO) - State	12%
Lease Revenue	11%
Public Power	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Expenses Paid During Period(1)9/1/14 - 2/28/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,025.90	$2.36	0.47%
Institutional Class	$1,000	$1,026.00	$1.36	0.27%
A Class	$1,000	$1,024.60	$3.61	0.72%
C Class	$1,000	$1,020.80	$7.37	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
California — 96.6%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	$1,200,000	$1,428,528
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,220,560
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	564,435
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	497,730
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,624,050
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,252,370
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,831,825
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	355,974
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/34	550,000	627,704
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	2,200,000	2,469,720
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.27%, 3/5/15	1,000,000	1,023,460
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,157,170
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.72%, 3/5/15	550,000	561,611
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	2,135,000	2,408,536
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.12%, 3/5/15	1,250,000	1,273,388
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	1,500,000	1,760,070
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	2,655,000	2,999,407
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	6,000,000	6,741,300
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,309,752
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	1,450,000	1,532,070
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,829,475
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,017,520
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,262,360
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,524,122
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,538,359
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,809,259

7

	Principal Amount	Value
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	$2,000,000	$2,273,440
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 12/1/44	1,000,000	1,158,930
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,609,650
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,241,980
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.82%, 3/5/15	2,345,000	2,346,266
California GO, 5.00%, 2/1/27	3,000,000	3,544,350
California GO, 5.00%, 2/1/28	1,000,000	1,173,520
California GO, 5.25%, 9/1/32	2,000,000	2,350,920
California GO, 5.00%, 11/1/32	1,500,000	1,658,550
California GO, 6.50%, 4/1/33	5,000,000	6,107,250
California GO, 5.00%, 4/1/38	2,500,000	2,795,800
California GO, 6.00%, 4/1/38	2,500,000	3,002,450
California GO, 6.00%, 11/1/39	5,000,000	6,144,800
California GO, 5.50%, 3/1/40	3,000,000	3,523,320
California GO, 5.00%, 10/1/41(3)	2,000,000	2,259,360
California GO, Series 2004 A-3, (Kindergarten), VRDN, 0.01%, 3/2/15 (LOC: State Street Bank & Trust Co.)	2,310,000	2,310,000
California GO, Series 2004 B-3, (Kindergarten), VRDN, 0.01%, 3/2/15 (LOC: Citibank N.A.)	1,800,000	1,800,000
California GO, Series 2005 B-7,VRDN, 0.01%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
California GO, Series 2012 B, VRN, 0.92%, 3/5/15	2,000,000	2,029,540
California GO, Series 2012 B, VRN, 1.02%, 3/5/15	800,000	814,608
California GO, Series 2012 B, VRN, 1.17%, 3/5/15	960,000	981,590
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,206,680
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,617,735
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	152,543
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,200,570
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,960,014
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,422,185
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,162,750
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,162,800
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	800,000	976,648
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,167,350
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,806,435
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,164,550

8

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	$500,000	$557,945
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	204,827
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,701,225
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,142,490
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	332,540
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 3/5/15	1,000,000	1,030,740
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,172,570
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	818,150
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,334,980
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	300,000	340,293
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,000,000	1,122,470
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(4)	1,000,000	1,039,610
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,386,280
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	2,018,815
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,216,710
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	2,014,126
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,446,914
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	563,580
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,865,000	2,117,838
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,707,990
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,153,840
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/43	500,000	571,910
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	563,045
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,172,770
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	921,780

9

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	$2,780,000	$3,109,291
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	852,555
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center) 5.25%, 12/1/44	500,000	546,470
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.50%, 12/1/54	500,000	553,480
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	800,000	903,456
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	500,000	565,490
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	1,300,000	1,454,765
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,566,083
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	558,099
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	917,759
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	393,357
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	410,194
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	666,408
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.01%, 3/2/15 (LOC: State Street Bank & Trust Co.)	1,400,000	1,400,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,546,710
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,040,920
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	406,748
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	420,064
Fairfield Redevelopment Agency Tax Allocation Rev., 3.00%, 8/1/15	1,460,000	1,477,272
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	245,000	250,677
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	250,000	255,640
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	700,000	521,703
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	1,250,000	367,825
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 5.75%, 1/15/46	1,000,000	1,172,980
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,250,000	3,873,837
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	1,000,000	1,173,470
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	602,205
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(1)	600,000	269,148

10

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	$1,000,000	$747,420
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,012,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	1,000,000	1,011,560
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	445,000	433,470
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	634,928
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,226,630
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,132,020
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,129,140
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	635,969
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	654,039
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/49	1,000,000	1,133,440
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	698,271
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	385,371
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	859,110
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,100,000	827,486
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,425,000	1,576,606
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	355,000	360,258
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	275,000	279,670
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	625,000	633,000
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,415,570
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,142,320
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,252,740
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	4,000,000	4,490,960
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	1,000,000	1,170,560
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	580,965
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	637,250
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,037,190
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,459,720

11

	Principal Amount	Value
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	$2,000,000	$2,127,840
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,110,576
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,301,520
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,190,480
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,081,710
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	1,280,000	1,455,232
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	2,000,000	2,273,800
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	690,000	821,528
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,431,780
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,259,966
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	587,312
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,604,884
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,881,925
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,160,050
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,205,838
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,283,690
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	605,480
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,148,110
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	567,686
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,147,430
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	4,000,000	4,242,800
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,206,660
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,701,990
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,131,250
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	554,945
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	804,210
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(5)	1,670,000	1,753,834
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,304,004
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	753,375
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,332,900
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,047,845
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,791,570
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	711,682

12

	Principal Amount	Value
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	$1,010,000	$1,185,205
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/30	645,000	732,191
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,109,010
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	741,200
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,134,750
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 3/2/15 (NATL-RE/FGIC)	1,500,000	1,371,435
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,079,940
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(5)	7,400,000	7,231,280
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,660,176
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	615,695
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,677,540
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,134,000
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,765,166
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,297,720
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,317,900
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	601,235
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	5,000,000	2,158,300
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	869,040
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	242,740
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,499,470
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,371,622
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,335,789
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,134,090
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	621,345
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	452,624
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	500,000	554,685
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	1,000,000	1,099,460
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	1,445,000	1,601,782

13

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/44	$1,000,000	$1,101,440
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	850,973
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	805,896
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	559,510
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	443,940
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	483,040
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,552,840
South Placer Wastewater Authority Rev., VRN, 0.35%, 3/5/15	1,650,000	1,650,082
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,160,250
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	887,505
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,174,970
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	482,507
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/28 (AGM)	1,190,000	1,372,189
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	110,000	126,367
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	70,000	81,740
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	50,000	59,159
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	70,000	83,501
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	60,000	71,621
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	65,000	77,385
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	25,000	28,475
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	25,000	29,534
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,134,330
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	745,000	747,928
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/40 (BAM)	1,000,000	1,133,890
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	500,000	428,250
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,392,516
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,332,500
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,224,280
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,466,480
Val Verde Unified School District COP, Series 2015 A, 5.00%, 8/1/35 (BAM)	675,000	769,136

14

	Principal Amount	Value
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	$3,000,000	$3,446,580
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	1,168,620
		344,241,922
Guam — 1.0%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	1,034,541
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,417,804
		3,452,345
Puerto Rico — 1.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,611,563
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	533,456
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	43,058
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	706,890
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	349,115
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	199,707
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	1,520,000	1,270,203
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	1,145,000	108,363
		4,822,355
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $316,134,013)		352,516,622
OTHER ASSETS AND LIABILITIES — 1.0%		3,717,398
TOTAL NET ASSETS — 100.0%		$356,234,020

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
66	U.S. Treasury 10-Year Notes	June 2015	$8,434,594	$(13,266)
40	U.S. Treasury Long Bonds	June 2015	6,473,750	(29,406)
			$14,908,344	$(42,672)

15

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $259,826.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,039,610, which represented 0.3% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
See Notes to Financial Statements.

16

Statement of Assets and Liabilities

FEBRUARY 28, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $316,134,013)	$352,516,622
Cash	300,832
Receivable for capital shares sold	10,329
Interest receivable	3,912,578
356,740,361

Liabilities
Payable for capital shares redeemed	159,357
Payable for variation margin on futures contracts	13,409
Accrued management fees	127,125
Distribution and service fees payable	6,974
Dividends payable	199,476
506,341

Net Assets	$356,234,020

Net Assets Consist of:
Capital paid in	$320,546,939
Undistributed net investment income	2,833
Accumulated net realized loss	(655,689)
Net unrealized appreciation	36,339,937
$356,234,020

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$341,780,957	28,791,739	$11.87
Institutional Class	$300,021	25,274	$11.87
A Class	$6,802,210	573,107	$11.87*
C Class	$7,350,832	619,165	$11.87
*Maximum offering price $12.43 (net asset value divided by 0.955).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,646,805

Expenses:
Management fees	822,846
Distribution and service fees:
A Class	9,044
C Class	35,337
Trustees' fees and expenses	10,180
Other expenses	194
877,601

Net investment income (loss)	5,769,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,288,403
Futures contract transactions	(646,632)
641,771

Change in net unrealized appreciation (depreciation) on:
Investments	2,582,162
Futures contracts	12,818
2,594,980

Net realized and unrealized gain (loss)	3,236,751

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,005,955

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2014
Increase (Decrease) in Net Assets	February 28, 2015	August 31, 2014
Operations
Net investment income (loss)	$5,769,204	$11,823,725
Net realized gain (loss)	641,771	(408,332)
Change in net unrealized appreciation (depreciation)	2,594,980	26,529,584
Net increase (decrease) in net assets resulting from operations	9,005,955	37,944,977

Distributions to Shareholders
From net investment income:
Investor Class	(5,571,344)	(11,420,347)
Institutional Class	(4,555)	(1,087)
A Class	(109,656)	(235,820)
C Class	(80,816)	(166,471)
Decrease in net assets from distributions	(5,766,371)	(11,823,725)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,275,774)	(29,319,234)

Net increase (decrease) in net assets	(3,036,190)	(3,197,982)

Net Assets
Beginning of period	359,270,210	362,468,192
End of period	$356,234,020	$359,270,210

Undistributed net investment income	$2,833	$—

See Notes to Financial Statements.

19

Notes to Financial Statements

FEBRUARY 28, 2015 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

20

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2015 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

21

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended February 28, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2015 were $69,795,363 and $76,031,495, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2015		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	451,350	$5,350,276	810,047	$9,260,925
Issued in reinvestment of distributions	354,918	4,209,796	748,186	8,549,754
Redeemed	(1,288,678)	(15,241,580)	(3,957,261)	(44,883,445)
	(482,410)	(5,681,508)	(2,399,028)	(27,072,766)
Institutional Class
Sold	22,124	259,976	—	—
Issued in reinvestment of distributions	386	4,555	94	1,087
	22,510	264,531	94	1,087
A Class
Sold	34,868	411,525	65,096	758,402
Issued in reinvestment of distributions	9,208	109,193	19,845	226,631
Redeemed	(132,262)	(1,564,959)	(207,496)	(2,337,854)
	(88,186)	(1,044,241)	(122,555)	(1,352,821)
C Class
Sold	33,123	395,472	66,577	752,167
Issued in reinvestment of distributions	3,962	47,014	8,434	96,390
Redeemed	(21,740)	(257,042)	(154,263)	(1,743,291)
	15,345	185,444	(79,252)	(894,734)
Net increase (decrease)	(532,741)	$(6,275,774)	(2,600,741)	$(29,319,234)

22

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 100 contracts.

The value of interest rate risk derivative instruments as of February 28, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $13,409 in payable for variation margin on futures contracts.* For the six months ended February 28, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $(646,632) in net realized gain (loss) on futures contract transactions and $12,818 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

23

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,134,013
Gross tax appreciation of investments	$37,396,448
Gross tax depreciation of investments	(1,013,839)
Net tax appreciation (depreciation) of investments	$36,382,609

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2014, the fund had accumulated short-term capital losses of $(457,823), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

As of August 31, 2014, the fund had post-October capital loss deferrals of $(844,481), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.76	0.19	0.11	0.30	(0.19)	—	(0.19)	$11.87	2.59%	0.47%(4)	3.29%(4)	20%	$341,781
2014	$10.94	0.38	0.82	1.20	(0.38)	—	(0.38)	$11.76	11.10%	0.47%	3.32%	46%	$344,356
2013	$11.70	0.37	(0.76)	(0.39)	(0.37)	—	(0.37)	$10.94	(3.45)%	0.47%	3.19%	44%	$346,396
2012	$10.94	0.41	0.77	1.18	(0.42)	—	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
2011	$11.20	0.47	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
2010	$10.67	0.49	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%	4.51%	25%	$426,044
Institutional Class
2015(3)	$11.77	0.21	0.09	0.30	(0.20)	—	(0.20)	$11.87	2.60%	0.27%(4)	3.49%(4)	20%	$300
2014	$10.94	0.40	0.83	1.23	(0.40)	—	(0.40)	$11.77	11.42%	0.27%	3.52%	46%	$33
2013	$11.70	0.40	(0.76)	(0.36)	(0.40)	—	(0.40)	$10.94	(3.26)%	0.27%	3.39%	44%	$29
2012	$10.94	0.44	0.76	1.20	(0.44)	—	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30
2011	$11.20	0.49	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27
2010(5)	$10.79	0.26	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28%(4)	4.69%(4)	25%(6)	$27

25

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.76	0.18	0.11	0.29	(0.18)	—	(0.18)	$11.87	2.46%	0.72%(4)	3.04%(4)	20%	$6,802
2014	$10.94	0.35	0.82	1.17	(0.35)	—	(0.35)	$11.76	10.83%	0.72%	3.07%	46%	$7,778
2013	$11.70	0.34	(0.76)	(0.42)	(0.34)	—	(0.34)	$10.94	(3.70)%	0.72%	2.94%	44%	$8,572
2012	$10.94	0.38	0.77	1.15	(0.39)	—	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
2011	$11.20	0.44	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
2010	$10.67	0.47	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%	4.26%	25%	$15,173
C Class
2015(3)	$11.76	0.13	0.11	0.24	(0.13)	—	(0.13)	$11.87	2.08%	1.47%(4)	2.29%(4)	20%	$7,351
2014	$10.94	0.26	0.82	1.08	(0.26)	—	(0.26)	$11.76	10.00%	1.47%	2.32%	46%	$7,104
2013	$11.70	0.26	(0.76)	(0.50)	(0.26)	—	(0.26)	$10.94	(4.41)%	1.47%	2.19%	44%	$7,471
2012	$10.94	0.30	0.76	1.06	(0.30)	—	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321
2011	$11.20	0.36	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120
2010	$10.67	0.38	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$10,641

26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2015 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through August 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

27

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85079 1504

SEMIANNUAL REPORT	FEBRUARY 28, 2015

California Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for California Municipal Bonds (Munis)
“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the relatively stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and U.S. stocks generally benefited from perceived “flight to quality” capital flows.

Meanwhile, for munis, the reporting period represented a continuation of the muni market’s recent recovery. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. As often happens during strong Treasury rallies, the muni market lagged the Treasury and broader taxable bond markets for the six months, but benefited from the decline in longer-term interest rates. The Barclays Municipal Bond Index returned 2.20% for the reporting period, compared with 2.25% and 2.39% for the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Treasury Bond Index, respectively.

We expect global divergence to affect capital markets well into 2015. The Federal Reserve might start raising short-term U.S. interest rates this year, but global economic weakness, a strengthening dollar, and low inflation might delay the rate hikes and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.00%(2)	0.01%(2)	0.01%(2)	1.00%(2)	2.49%(2)	11/9/83

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

FEBRUARY 28, 2015
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.38)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	13 days
Weighted Average Life	73 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	97%
31-90 days	—
91-180 days	1%
More than 180 days	2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Expenses Paid During Period(1) 9/1/14 - 2/28/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$0.60	0.12%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.20	$0.60	0.12%
Investor Class (before waiver)	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

FEBRUARY 28, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.8%
California — 96.8%
California GO, Series 2004 A-4, (Kindergarten), VRDN, 0.01%, 3/2/15 (LOC: Citibank N.A.)	$1,000,000	$1,000,000
California GO, Series 2004 B-4, (Kindergarten), VRDN, 0.01%, 3/5/15 (LOC: Citibank N.A.)	2,200,000	2,200,000
California Health Facilities Financing Authority Rev., Series 1988 B, (Catholic Healthcare), VRDN, 0.06%, 3/4/15 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.05%, 3/5/15 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.05%, 3/5/15 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.04%, 3/5/15 (LOC: Rabobank Nederland N.V.)	3,290,000	3,290,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.06%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	2,425,000	2,425,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.04%, 3/5/15 (LOC: Bank of the West)	1,190,000	1,190,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.03%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	6,400,000	6,400,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.03%, 3/5/15 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.04%, 3/5/15 (LOC: Pacific Capital Bank N.A. and FHLB)	3,065,000	3,065,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.04%, 3/5/15 (LOC: Comerica Bank)	3,905,000	3,905,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.05%, 3/5/15 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.12%, 3/5/15 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.04%, 3/4/15 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.02%, 3/5/15 (LOC: Bank of Stockton and FHLB)	3,695,000	3,695,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.02%, 3/5/15 (LOC: First Republic Bank and FHLB)	6,695,000	6,695,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.03%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	2,825,000	2,825,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.10%, 3/5/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,670,000	4,670,000

7

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.06%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	$2,200,000	$2,200,000
California Statewide Communities Development Authority COP, VRDN, 0.03%, 3/4/15 (LOC: Union Bank N.A.)	1,520,000	1,520,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.05%, 3/5/15 (LOC: Union Bank N.A.)	760,000	760,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.01%, 3/2/15 (LOC: U.S. Bank N.A.)(1)	4,500,000	4,500,000
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.05%, 3/5/15 (LOC: Comerica Bank)	6,600,000	6,600,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.03%, 3/5/15 (LOC: Bank of the Sierra and FHLB)	7,500,000	7,500,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.06%, 3/5/15	10,750,000	10,750,000
County of Riverside Rev., Series 2014 D, 1.50%, 10/14/15	5,000,000	5,042,219
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.06%, 3/5/15 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.08%, 3/5/15 (LOC: Bank of the West and California State Teacher's Retirement System)	6,375,000	6,375,000
Eastern Municipal Water District Water & Sewer Rev., (Flexible Index Mode), Series 2013 A, VRN, 0.06%, 3/5/15	6,000,000	6,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.03%, 3/5/15	4,000,000	4,000,000
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.07%, 3/4/15 (LOC: Bank of the West)	500,000	500,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water & Administration Facilities), VRDN, 0.07%, 3/4/15 (LOC: Bank of the West)	810,000	810,000
Huntington Beach Union High School District GO, 2.00%, 8/1/15	1,375,000	1,385,558
Irvine Ranch Water District Rev., Series 2011 A-1, VRN, 0.05%, 3/5/15	2,000,000	2,000,000
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.03%, 3/5/15	5,000,000	5,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.10%, 3/5/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.05%, 3/4/15 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.01%, 3/2/15 (SBBPA: Royal Bank of Canada)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.07%, 3/5/15	3,250,000	3,250,000
Metropolitan Water District of Southern California Rev., Series 2010 B, 2.25%, 7/1/15	200,000	201,368
Metropolitan Water District of Southern California Rev., Series 2010 B, 4.00%, 7/1/15	200,000	202,537
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.04%, 3/5/15	7,500,000	7,500,000
Metropolitan Water District of Southern California Rev., Series 2014 A-2, VRN, 0.04%, 3/5/15	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.03%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
Pittsburg Public Financing Authority Rev., VRDN, 0.03%, 3/5/15 (LOC: Bank of the West)	3,080,000	3,080,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.02%, 3/2/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	700,000	700,000

8

	Principal Amount	Value
San Bernardino County Housing Authority Rev., Series 2005 A, (Raintree Apartments), VRDN, 0.03%, 3/5/15 (LOC: East West Bank and FHLB)	$3,800,000	$3,800,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.05%, 3/5/15 (LOC: Citibank N.A.)	1,415,000	1,415,000
State of California Puttable Floating Options Rev., VRDN, 0.09%, 3/5/15 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.15%, 3/5/15 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.05%, 3/5/15 (LOC: Union Bank N.A.)	1,830,000	1,830,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.08%, 3/5/15 (SBBPA: JPMorgan Chase Bank N.A.)	2,895,000	2,895,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.08%, 3/5/15 (SBBPA: JPMorgan Chase Bank N.A.)	7,245,000	7,245,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.02%, 3/5/15 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		200,311,682
COMMERCIAL PAPER(2) — 2.4%
San Diego County Water Authority, 0.03%, 3/3/15	5,000,000	5,000,000
TOTAL INVESTMENT SECURITIES — 99.2%		205,311,682
OTHER ASSETS AND LIABILITIES — 0.8%		1,657,699
TOTAL NET ASSETS — 100.0%		$206,969,381

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $24,240,000, which represented 11.7% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

FEBRUARY 28, 2015 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$205,311,682
Cash	716,739
Receivable for investments sold	250,000
Receivable for capital shares sold	688,178
Interest receivable	54,355
207,020,954

Liabilities
Payable for capital shares redeemed	35,151
Accrued management fees	16,422
51,573

Net Assets	$206,969,381

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	206,971,467

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$206,971,473
Accumulated net realized loss	(2,092)
$206,969,381

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$135,954

Expenses:
Management fees	521,719
Trustees' fees and expenses	6,126
527,845
Fees waived	(402,377)
125,468

Net investment income (loss)	10,486

Net realized gain (loss) on investment transactions	(99)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,387

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2014
Increase (Decrease) in Net Assets	February 28, 2015	August 31, 2014
Operations
Net investment income (loss)	$10,486	$22,836
Net realized gain (loss)	(99)	5,114
Net increase (decrease) in net assets resulting from operations	10,387	27,950

Distributions to Shareholders
From net investment income	(10,486)	(22,836)

Capital Share Transactions
Proceeds from shares sold	26,985,095	67,371,636
Proceeds from reinvestment of distributions	10,282	22,032
Payments for shares redeemed	(41,067,788)	(87,438,069)
Net increase (decrease) in net assets from capital share transactions	(14,072,411)	(20,044,401)

Net increase (decrease) in net assets	(14,072,510)	(20,039,287)

Net Assets
Beginning of period	221,041,891	241,081,178
End of period	$206,969,381	$221,041,891

Transactions in Shares of the Fund
Sold	26,985,095	67,371,636
Issued in reinvestment of distributions	10,282	22,032
Redeemed	(41,067,788)	(87,438,069)
Net increase (decrease) in shares of the fund	(14,072,411)	(20,044,401)

See Notes to Financial Statements.

12

Notes to Financial Statements

FEBRUARY 28, 2015 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended February 28, 2015 was 0.49% before waiver and 0.11% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended February 28, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

14

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2014, the fund had accumulated short-term capital losses of $(1,993), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

7. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market and institutional tax exempt money market funds and will provide for redemption fees and gates under certain circumstances.  Management is currently evaluating the impact the amendments will have upon their effectiveness, including their impact on the fund's operations and financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2015(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.12%(4)	0.50%(4)	0.01%(4)	(0.37)%(4)	$206,969
2014	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.34%	0.50%	0.01%	(0.15)%	$345,565

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2015 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

16

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85081 1504

SEMIANNUAL REPORT	FEBRUARY 28, 2015

California Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for California Municipal Bonds (Munis)
“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the relatively stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and U.S. stocks generally benefited from perceived “flight to quality” capital flows.

Meanwhile, for munis, the reporting period represented a continuation of the muni market’s recent recovery. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. As often happens during strong Treasury rallies, the muni market lagged the Treasury and broader taxable bond markets for the six months, but benefited from the decline in longer-term interest rates. The Barclays Municipal Bond Index returned 2.20% for the reporting period, compared with 2.25% and 2.39% for the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Treasury Bond Index, respectively.

We expect global divergence to affect capital markets well into 2015. The Federal Reserve might start raising short-term U.S. interest rates this year, but global economic weakness, a strengthening dollar, and low inflation might delay the rate hikes and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of February 28, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	1.39%	4.10%	4.38%	4.10%	5.54%	11/9/83
Barclays 7 Year Municipal Bond Index	—	1.66%	4.25%	4.53%	4.78%	N/A(2)	—
Institutional Class	BCTIX	1.58%	4.40%	—	—	4.60%	3/1/10
A Class	BCIAX						3/1/10
No sales charge*		1.35%	3.93%	—	—	4.13%
With sales charge*		-3.19%	-0.71%	—	—	3.17%
C Class	BCIYX						3/1/10
No sales charge*		0.89%	3.07%	—	—	3.36%
With sales charge*		-0.11%	3.07%	—	—	3.36%

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

FEBRUARY 28, 2015
Portfolio at a Glance
Weighted Average Maturity	9.3 years
Average Duration (Modified)	4.3 years

Top Five Sectors	% of fund investments
Public Power	14%
Lease Revenue	11%
General Obligation (GO) - Local	11%
General Obligation (GO) - State	9%
Hospital	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Expenses Paid During Period(1)9/1/14 - 2/28/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.90	$2.35	0.47%
Institutional Class	$1,000	$1,015.80	$1.35	0.27%
A Class	$1,000	$1,013.50	$3.59	0.72%
C Class	$1,000	$1,008.90	$7.32	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 28, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 98.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	$280,000	$283,562
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	282,496
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,095,870
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	560,870
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,051,400
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,669,168
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,897,720
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,426,260
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,581,238
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,878,555
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	830,606
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,480,032
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,776,000
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/25	1,000,000	1,209,960
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/28	1,100,000	1,293,666
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/29	1,250,000	1,461,238
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/34	3,360,000	3,834,701
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/39	1,550,000	1,758,428
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	2,000,000	2,245,200
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.27%, 3/5/15	5,000,000	5,117,300
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.72%, 3/5/15	1,000,000	1,021,110
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,186,620
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.12%, 3/5/15	2,500,000	2,546,775
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,866,900
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,824,180

	Principal Amount	Value
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/25	$3,500,000	$4,236,295
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,486,778
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,337,729
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	3,000,000	3,032,490
Bay Area Toll Authority Toll Bridge Rev., Series 2014 E, (San Francisco Bay Area), 2.00%, 4/1/34	2,000,000	2,032,740
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	11,500,000	12,920,825
California Department of Water Resources and Supply Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.32%, 3/5/15	4,500,000	4,500,225
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	1,800,000	2,035,782
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	3,230,000	3,412,818
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,658,950
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,073,810
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/25	95,000	112,283
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,305,984
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,008,760
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,283,000
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	5,000,000	5,496,650
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,393,540
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,154,300
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,578,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	21,517,020
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,325,779
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,035,040
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,113,200
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	16,926,653
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	10,000,000	12,169,700
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	5,435,000	6,183,889
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	1,565,000	1,783,145
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(2)	4,505,000	5,301,754
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,122,620
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,616,796

	Principal Amount	Value
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	$1,200,000	$1,289,136
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	904,545
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	561,035
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	791,133
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,251,380
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	72,319
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	975,000	985,189
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,419,431
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,306,920
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,550,749
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.82%, 3/5/15	3,510,000	3,511,895
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,275,266
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,096,590
California GO, 5.00%, 9/1/17	2,500,000	2,774,375
California GO, 5.00%, 9/1/15	9,115,000	9,343,969
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,697,472
California GO, 5.00%, 10/1/17	2,170,000	2,415,101
California GO, 5.50%, 4/1/18	2,535,000	2,893,829
California GO, 5.00%, 8/1/18	2,260,000	2,458,134
California GO, 5.00%, 9/1/18	1,000,000	1,140,750
California GO, 5.00%, 9/1/19	7,645,000	8,935,094
California GO, 5.00%, 3/1/20	1,690,000	1,885,364
California GO, 5.00%, 8/1/20	5,000,000	5,434,300
California GO, 5.25%, 10/1/20	5,000,000	5,904,950
California GO, 5.00%, 3/1/22	5,000,000	5,233,600
California GO, 5.00%, 9/1/22	2,000,000	2,448,260
California GO, 5.50%, 4/1/24	4,600,000	5,373,904
California GO, 5.00%, 8/1/24	1,260,000	1,366,432
California GO, 5.00%, 12/1/26	1,045,000	1,261,848
California GO, 5.00%, 2/1/27	14,000,000	16,540,300
California GO, 5.00%, 2/1/28	5,795,000	6,800,548
California GO, 5.75%, 4/1/28	5,000,000	5,869,050
California GO, 5.00%, 11/1/29	2,625,000	3,086,974
California GO, 5.75%, 4/1/31	5,000,000	5,884,350
California GO, 5.00%, 11/1/32	1,890,000	2,089,773
California GO, 6.50%, 4/1/33	5,000,000	6,107,250
California GO, 6.00%, 4/1/38	3,000,000	3,602,940
California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.01%, 3/2/15 (LOC: Citibank N.A.)	5,400,000	5,400,000

	Principal Amount	Value
California GO, Series 2012 B, VRN, 0.92%, 3/5/15	$2,000,000	$2,029,540
California GO, Series 2012 B, VRN, 1.02%, 3/5/15	800,000	814,608
California GO, Series 2012 B, VRN, 1.17%, 3/5/15	960,000	981,590
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,130,830
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,140,460
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,679,361
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,033,900
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,556,212
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,121,910
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,818,942
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,237,290
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,425
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,873,122
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	47,960
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,499,894
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/15, Prerefunded at 100% of Par(2)	355,000	361,134
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,401,640
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	6,018,650
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,735,680
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,162,750
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	5,700,000	6,958,617
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,323,860
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.01%, 3/2/15 (LOC: U.S. Bank N.A.)	9,100,000	9,100,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,204,290
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,489,031
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,969,869
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,115,890
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	1,012,758

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	$4,000,000	$4,536,600
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.04%, 3/5/15 (LOC: Rabobank Nederland N.V.)	1,520,000	1,520,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	790,000	793,452
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,496,200
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.02%, 3/2/15 (LOC: Wells Fargo Bank N.A.)	950,000	950,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,449,954
California Infrastructure & Economic Development Bank Rev., Series 2011 A-1, (J. Paul Getty Trust), VRDN, 0.30%, 3/5/15	5,000,000	4,983,200
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	997,620
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 3/5/15	3,000,000	3,092,220
California Infrastructure & Economic Development Bank Rev., Series 2015 B-2, (J. Paul Getty Trust), VRDN, 0.30%, 3/5/15	2,750,000	2,750,247
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,110,690
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,140,920
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,207,609
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,082,000
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	683,783
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,040,826
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,464,109
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,606,062
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,167,490
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.01%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	7,700,000	7,700,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	6,500,000	6,500,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,468,531
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,610,790
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,918,664

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	$2,130,000	$2,540,898
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	3,074,150
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	4,000,000	4,149,280
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,433,420
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,018,560
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,580,440
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,547,216
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,399,780
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,132,604
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	5,124,987
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,000,000	1,127,160
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,358,863
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	4,500,000	5,110,065
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,732,784
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/25	5,000,000	6,121,800
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,502,925
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,980,300
California State University Systemwide Rev., Series 2014 A, 5.00%, 11/1/32	1,750,000	2,064,580
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/16	750,000	806,108
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	903,533
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	221,392
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	585,756
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	224,826
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	118,947
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	171,008
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	151,545
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	183,405
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	244,240

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/25	$175,000	$211,834
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/26	250,000	298,593
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/27	350,000	412,969
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/28	500,000	586,880
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/29	400,000	468,400
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/30	500,000	584,580
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/31	700,000	814,576
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/32	500,000	579,565
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/33	735,000	851,292
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,604,518
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,792,785
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,247,180
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,767,961
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)	440,000	441,769
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,480,000	1,596,298
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,047,040
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,113,370
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	1,980,000	2,118,402
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,568,806
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.01%, 3/2/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,674,228
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,394,980
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500,000	1,685,670
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/22	475,000	565,630
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/23	600,000	717,324
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/24	750,000	902,250
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/25	800,000	945,976

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/26	$885,000	$1,038,530
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,880,000	2,190,200
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	3,900,000	4,011,228
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,000,000	1,064,200
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,317,226
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/15	625,000	639,213
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	554,657
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	731,707
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	362,477
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,658,344
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,415,261
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,206,805
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18	740,000	808,176
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19	390,000	431,652
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20	545,000	632,881
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22	520,000	615,550
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24	575,000	685,975
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	916,037
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	957,119
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,554,952
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 94-15), VRDN, 0.01%, 3/2/15 (LOC: State Street Bank & Trust Co.)	1,300,000	1,300,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 3-19), VRDN, 0.01%, 3/2/15 (LOC: U.S. Bank N.A.)	5,400,000	5,400,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.01%, 3/2/15 (LOC: U.S. Bank N.A.)(3)	1,100,000	1,100,000
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	728,806
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	361,485
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	258,773
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,620,101

	Principal Amount	Value
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	$4,500,000	$4,521,600
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,197,123
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,657,745
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,844,107
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,126,870
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	610,122
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	630,096
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,602,806
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	570,000	583,207
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	605,000	618,649
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,807,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	1,600,000	1,192,464
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	4,820,000	1,418,333
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,000,000	3,575,850
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	4,061,287
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-2, VRDN, 5.00%, 1/15/20	5,000,000	5,605,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	2,750,000	3,227,042
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, (Junior Lien), 6.25%, 1/15/33	3,000,000	3,594,660
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,174,104
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,494,840
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	1,270,000	1,237,094
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,058,213
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,200,140
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	6,650,000	7,616,511
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,000,000	2,278,120
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	828,505
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	824,158
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	909,870
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,975,995
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,666,179

	Principal Amount	Value
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	$1,110,000	$1,271,938
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,302,535
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/39	1,000,000	1,138,090
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	618,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	769,272
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/23	625,000	748,000
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/24	680,000	815,238
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/25	1,000,000	1,188,700
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,325,444
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,220,267
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,418,865
Long Beach Harbor Rev., Series 2014 C, 5.00%, 11/15/18	22,000,000	25,285,260
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	2,100,000	1,579,746
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,115,851
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,554,420
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	2,000,000	2,212,780
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,421,488
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,203,120
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,366,821
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,117,390
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,542,370
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	3,013,919
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 4.00%, 9/1/15	2,000,000	2,037,960
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,133,520
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,364,190
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	1,170,000	1,187,328
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	950,000	966,131
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	2,000,000	2,025,600

	Principal Amount	Value
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	$750,000	$848,130
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(5)	3,000,000	3,426,960
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,608,571
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/26	1,500,000	1,837,260
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/27	1,280,000	1,547,366
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.01%, 3/2/15 (SBBPA: Royal Bank of Canada)	3,500,000	3,500,000
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	5,000,000	5,613,700
Los Angeles Department of Water & Power System Rev., Series 2008 A-2, 5.25%, 7/1/32	3,535,000	3,994,868
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/16	1,000,000	1,051,410
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	780,000	887,609
Los Angeles Department of Water & Power System Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,187,800
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 1/1/16	8,750,000	9,007,950
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,819,620
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,737,861
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/25	700,000	857,689
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/26	1,300,000	1,583,504
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,486,917
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,496,080
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,964,282
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/24	5,000,000	6,258,100
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/26	3,555,000	4,362,945
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/27	1,050,000	1,274,354
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,255,680
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	186,235
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,055,000	1,122,984
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,177,600
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,603,040
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,571,440
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,081,710

	Principal Amount	Value
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	$2,565,000	$2,916,148
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	5,140,000	6,081,288
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	3,000,000	3,649,440
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	6,665,000	7,577,438
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,375,166
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,503,152
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,158,900
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,381,910
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.17%, 3/5/15	2,000,000	1,999,900
Metropolitan Water District of Southern California Rev., Series 2011 A-4, VRDN, 0.17%, 3/5/15	2,000,000	1,999,900
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.37%, 3/5/15	10,000,000	10,001,000
Moreland School District GO, Capital Appreciation, 0.00%, 8/1/25(1)	1,500,000	1,055,040
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,979,900
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,320,100
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,091,620
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,401,720
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,122,186
Newark Unified School District GO, Series 2014 B, 5.00%, 8/1/44	6,030,000	6,844,171
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,283,690
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,124,970
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,064,970
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,295,500
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,749,052
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,335,421
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,903,352
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,050,825
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,322,620
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,467,288
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,019,050
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	871,733
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,468,436

	Principal Amount	Value
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	$1,410,000	$1,740,081
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,507,335
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,720,034
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,294,860
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,247,297
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	285,477
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	213,870
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	13,000,000	13,789,100
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,990,322
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,218,690
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,702,040
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,359,680
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,315,012
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,740,296
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,134,660
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,391,844
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,455,410
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,092,580
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,200,954
Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,423,369
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,743,332
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,307,803
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,635,990
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.02%, 3/2/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	4,900,000	4,900,000
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,370,165
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,652,542
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,985,950
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	937,666
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,250,992
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,303,606
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,527,334
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,068,600

	Principal Amount	Value
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	$790,000	$925,272
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,519,817
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,640,817
Rancho Water District Financing Authority Rev., Series 2008 B, VRDN, 0.01%, 3/4/15 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/24	700,000	828,646
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,109,010
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,128,660
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,108,835
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,557,531
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,331,650
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,590,550
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,169,300
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,153,800
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,167,620
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,050,600
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,237,680
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 3/2/15 (NATL-RE/FGIC)	2,500,000	2,285,725
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,481,605
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,653,160
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,831,920
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	6,052,550
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	840,260
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	455,422
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,062,210
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	277,678
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	399,529
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	347,079
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,457,760
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	9,615,648
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,658,340

	Principal Amount	Value
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	$1,200,000	$1,475,712
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,561,690
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,336,750
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,258,554
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,488,596
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,331,940
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	848,933
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	827,586
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	331,512
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	448,352
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,215,140
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	2,947,245
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,136,870
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,292,867
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,294,895
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,434,940
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,419,100
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,036,854
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	302,980
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	884,333
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	3,407,956
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	606,540
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	606,160
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,202,060
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,711,555
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,264,860
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,844,537
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,082,715

	Principal Amount	Value
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	$1,500,000	$1,744,230
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,758,516
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/29	6,270,000	7,142,659
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,479,388
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,667,408
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,335,789
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,428,334
San Francisco City and County GO, Series 2015 R-1, 5.00%, 6/15/25	1,880,000	2,304,335
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,099,200
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,281,734
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 2.00%, 8/1/15	5,270,000	5,311,159
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 3.00%, 8/1/16	3,000,000	3,112,170
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	426,947
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	461,837
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	501,414
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	541,153
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	605,380
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	625,272
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	536,834
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	493,837
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	633,358
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	422,370
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,109,370
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	990,010

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	$1,400,000	$1,093,092
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	15,000,000	14,976,000
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	10,000,000	11,085,000
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/27	1,295,000	1,528,268
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/28	1,500,000	1,757,310
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/30	1,750,000	2,024,557
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/31	1,000,000	1,152,630
San Jose Unified School District GO, 5.00%, 8/1/17	1,160,000	1,285,442
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,394,021
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,171,620
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/16	1,100,000	1,174,283
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/17	900,000	997,326
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,049,277
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	860,000	949,827
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,136,140
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	811,778
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,067,050
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,193,630
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,119,020
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,769,160
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,772
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,893,393
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	665,910
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	724,560
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,434,940
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	495,000	497,015
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,407,944
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,139,095
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,159,760
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	2,997,054
South Placer Wastewater Authority Rev., VRN, 0.35%, 3/5/15	3,350,000	3,350,167
South San Francisco Unified School District GO, Capital Appreciation, Series 2012 C, 0.00%, 6/1/16(1)	2,000,000	1,986,180
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	50,856
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,269,766

	Principal Amount	Value
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	$2,000,000	$2,335,720
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,361,187
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,158,654
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,138,030
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,274,500
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,786,840
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,777,425
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,684,809
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,724,741
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,316,993
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/25 (BAM)	1,250,000	1,499,788
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,774,819
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 4.00%, 8/1/15 (AGM)	700,000	711,578
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	624,536
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	296,948
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	970,625
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/25(6)	2,325,000	2,869,840
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/26(6)	4,185,000	5,087,788
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	400,000	459,516
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	260,000	303,607
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	170,000	201,141
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	250,000	298,218
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	220,000	262,612
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	250,000	297,635
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	90,000	102,509
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	80,000	94,509
Sulphur Springs Union School District GO, Series 1991 A, 0.00%, 9/1/15 (NATL-RE)(1)	3,040,000	3,036,018
Temecula Valley Unified School District Financing Authority Special Tax Rev., 4.00%, 9/1/17 (BAM)	415,000	448,445

	Principal Amount	Value
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/18 (BAM)	$325,000	$368,092
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/19 (BAM)	375,000	433,628
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/20 (BAM)	400,000	470,536
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/21 (BAM)	515,000	614,771
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/22 (BAM)	275,000	329,863
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	1,750,000	1,498,875
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,333,200
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,160,430
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,005,550
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,754,575
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,503,050
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,063,220
University of California Rev., Series 2009 O, 5.25%, 5/15/39	7,750,000	8,872,975
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,226,540
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,601,630
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,399,700
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	6,150,000	7,408,782
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,854,758
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,876,030
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,785,759
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/30	2,000,000	2,344,240
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/33	3,000,000	3,481,440
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/34	1,200,000	1,386,192
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/35	1,500,000	1,730,085
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,678,695
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,143,160
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,393,068
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	2,337,240
		1,410,491,391
Guam — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,110,060
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,157,690
		2,267,750

	Principal Amount	Value
Puerto Rico — 1.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	$2,860,000	$2,413,125
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	802,190
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	177,974
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,250,000	2,466,955
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,474,115
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,500,000	1,047,345
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	665,690
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	5,310,000	4,437,355
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	2,280,000	215,779
		14,700,528
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	3,330,000	3,882,347
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,118,730
		5,001,077
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,346,533,914)		1,432,460,746
OTHER ASSETS AND LIABILITIES — 0.4%		5,799,824
TOTAL NET ASSETS — 100.0%		$1,438,260,570

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
88	U.S. Treasury 10-Year Notes	June 2015	$11,246,125	$(17,687)
173	U.S. Treasury Long Bonds	June 2015	27,998,969	(127,183)
			$39,245,094	$(144,870)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,100,000, which represented 0.1% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $795,055.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,346,533,914)	$1,432,460,746
Cash	99,329
Receivable for capital shares sold	1,455,496
Interest receivable	14,537,007
1,448,552,578

Liabilities
Payable for investments purchased	7,898,095
Payable for capital shares redeemed	1,423,453
Payable for variation margin on futures contracts	26,709
Accrued management fees	477,631
Distribution and service fees payable	21,077
Dividends payable	445,043
10,292,008

Net Assets	$1,438,260,570

Net Assets Consist of:
Capital paid in	$1,359,849,030
Undistributed net investment income	8,746
Accumulated net realized loss	(7,379,168)
Net unrealized appreciation	85,781,962
$1,438,260,570

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,156,199,173	96,636,720	$11.96
Institutional Class	$226,056,805	18,891,613	$11.97
A Class	$38,242,311	3,195,992	$11.97*
C Class	$17,762,281	1,483,644	$11.97
*Maximum offering price $12.53 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$20,032,617

Expenses:
Management fees	2,962,879
Distribution and service fees:
A Class	45,400
C Class	88,552
Trustees' fees and expenses	39,065
Other expenses	763
3,136,659

Net investment income (loss)	16,895,958

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,273,737
Futures contract transactions	(2,544,134)
(270,397)

Change in net unrealized appreciation (depreciation) on:
Investments	2,902,676
Futures contracts	195,426
3,098,102

Net realized and unrealized gain (loss)	2,827,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,723,663

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2014
Increase (Decrease) in Net Assets	February 28, 2015	August 31, 2014
Operations
Net investment income (loss)	$16,895,958	$32,010,281
Net realized gain (loss)	(270,397)	(6,859,484)
Change in net unrealized appreciation (depreciation)	3,098,102	68,861,398
Net increase (decrease) in net assets resulting from operations	19,723,663	94,012,195

Distributions to Shareholders
From net investment income:
Investor Class	(13,477,737)	(25,864,125)
Institutional Class	(2,877,216)	(5,083,283)
A Class	(401,262)	(785,120)
C Class	(129,079)	(277,753)
Decrease in net assets from distributions	(16,885,294)	(32,010,281)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	112,582,860	43,859,066

Net increase (decrease) in net assets	115,421,229	105,860,980

Net Assets
Beginning of period	1,322,839,341	1,216,978,361
End of period	$1,438,260,570	$1,322,839,341

Undistributed (distributions in excess of) net investment income	$8,746	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2015 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2015 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended February 28, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2015 were $349,562,362 and $229,848,882, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2015		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,389,744	$160,291,660	24,531,130	$286,984,446
Issued in reinvestment of distributions	886,527	10,607,741	1,661,821	19,494,941
Redeemed	(6,784,196)	(81,166,975)	(25,078,750)	(293,064,366)
	7,492,075	89,732,426	1,114,201	13,415,021
Institutional Class
Sold	2,986,801	35,724,831	7,699,496	89,816,972
Issued in reinvestment of distributions	235,981	2,823,980	426,353	5,003,950
Redeemed	(1,750,398)	(20,950,212)	(4,812,425)	(56,223,255)
	1,472,384	17,598,599	3,313,424	38,597,667
A Class
Sold	740,855	8,864,013	985,147	11,535,307
Issued in reinvestment of distributions	30,783	368,405	61,146	716,986
Redeemed	(331,157)	(3,958,227)	(1,514,835)	(17,686,371)
	440,481	5,274,191	(468,542)	(5,434,078)
C Class
Sold	147,702	1,764,310	373,398	4,376,131
Issued in reinvestment of distributions	8,915	106,737	18,937	222,074
Redeemed	(157,899)	(1,893,403)	(626,960)	(7,317,749)
	(1,282)	(22,356)	(234,625)	(2,719,544)
Net increase (decrease)	9,403,658	$112,582,860	3,724,458	$43,859,066

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 316 contracts.

The value of interest rate risk derivative instruments as of February 28, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $26,709 in payable for variation margin on futures contracts.* For the six months ended February 28, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,544,134) in net realized gain (loss) on futures contract transactions and $195,426 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,346,533,914
Gross tax appreciation of investments	$90,245,292
Gross tax depreciation of investments	(4,318,460)
Net tax appreciation (depreciation) of investments	$85,926,832

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2014, the fund had accumulated short-term capital losses of $(4,271,469) and accumulated long-term capital losses of $(3,087,802), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.94	0.15	0.02	0.17	(0.15)	—	(0.15)	$11.96	1.39%	0.47%(4)	2.46%(4)	17%	$1,156,199
2014	$11.36	0.29	0.58	0.87	(0.29)	—	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
2013	$11.96	0.30	(0.60)	(0.30)	(0.30)	—(5)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
2012	$11.41	0.36	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
2011	$11.56	0.40	(0.15)	0.25	(0.40)	—	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
2010	$10.98	0.41	0.59	1.00	(0.42)	—	(0.42)	$11.56	9.26%	0.48%	3.70%	11%	$814,105
Institutional Class
2015(3)	$11.94	0.16	0.03	0.19	(0.16)	—	(0.16)	$11.97	1.58%	0.27%(4)	2.66%(4)	17%	$226,057
2014	$11.37	0.32	0.57	0.89	(0.32)	—	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
2013	$11.96	0.32	(0.59)	(0.27)	(0.32)	—(5)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
2012	$11.41	0.38	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170
2011	$11.57	0.42	(0.16)	0.26	(0.42)	—	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381
2010(6)	$11.18	0.22	0.39	0.61	(0.22)	—	(0.22)	$11.57	5.50%	0.28%(4)	3.76%(4)	11%(7)	$1,683

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.94	0.13	0.03	0.16	(0.13)	—	(0.13)	$11.97	1.35%	0.72%(4)	2.21%(4)	17%	$38,242
2014	$11.37	0.27	0.57	0.84	(0.27)	—	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
2013	$11.96	0.27	(0.59)	(0.32)	(0.27)	—(5)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
2012	$11.41	0.32	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
2011	$11.57	0.37	(0.16)	0.21	(0.37)	—	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
2010(6)	$11.18	0.19	0.39	0.58	(0.19)	—	(0.19)	$11.57	5.27%	0.73%(4)	3.37%(4)	11%(7)	$2,556
C Class
2015(3)	$11.95	0.09	0.02	0.11	(0.09)	—	(0.09)	$11.97	0.89%	1.47%(4)	1.46%(4)	17%	$17,762
2014	$11.37	0.18	0.58	0.76	(0.18)	—	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738
2013	$11.97	0.18	(0.60)	(0.42)	(0.18)	—(5)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555
2012	$11.42	0.23	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361
2011	$11.57	0.29	(0.15)	0.14	(0.29)	—	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157
2010(6)	$11.18	0.15	0.39	0.54	(0.15)	—	(0.15)	$11.57	4.87%	1.48%(4)	2.65%(4)	11%(7)	$2,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through August 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85080 1504

SEMIANNUAL REPORT	FEBRUARY 28, 2015

California High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for California Municipal Bonds (Munis)
“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the relatively stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and U.S. stocks generally benefited from perceived “flight to quality” capital flows.

Meanwhile, for munis, the reporting period represented a continuation of the muni market’s recent recovery. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. As often happens during strong Treasury rallies, the muni market lagged the Treasury and broader taxable bond markets for the six months, but benefited from the decline in longer-term interest rates. The Barclays Municipal Bond Index returned 2.20% for the reporting period, compared with 2.25% and 2.39% for the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Treasury Bond Index, respectively.

We expect global divergence to affect capital markets well into 2015. The Federal Reserve might start raising short-term U.S. interest rates this year, but global economic weakness, a strengthening dollar, and low inflation might delay the rate hikes and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	3.76%	9.79%	7.02%	5.20%	6.06%	12/30/86
Barclays Municipal Bond Index	—	2.20%	6.49%	5.00%	4.75%	6.22%(2)	—
Institutional Class	BCHIX	3.87%	10.01%	—	—	7.23%	3/1/10
A Class	CAYAX						1/31/03
No sales charge*		3.64%	9.52%	6.75%	4.94%	5.21%
With sales charge*		-1.00%	4.55%	5.77%	4.47%	4.81%
C Class	CAYCX						1/31/03
No sales charge*		3.25%	8.59%	5.96%	4.16%	4.45%
With sales charge*		2.25%	8.59%	5.96%	4.16%	4.45%
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since December 31, 1986, the date nearest the Investor Class's inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.50%	0.30%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

FEBRUARY 28, 2015
Portfolio at a Glance
Weighted Average Maturity	20.4 years
Average Duration (Modified)	5.3 years

Top Five Sectors	% of fund investments
Special Tax	22%
Hospital	10%
Tollroads	10%
General Obligation (GO) - Local	10%
Lease Revenue	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Expenses Paid During Period(1)9/1/14 - 2/28/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,037.60	$2.53	0.50%
Institutional Class	$1,000	$1,038.70	$1.52	0.30%
A Class	$1,000	$1,036.40	$3.79	0.75%
C Class	$1,000	$1,032.50	$7.56	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
Institutional Class	$1,000	$1,023.31	$1.51	0.30%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2015 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
California — 95.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	$2,000,000	$2,246,420
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,836,450
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-2, (Episcopal Senior Communities), 2.50%, 7/1/19	1,675,000	1,675,519
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	3,500,000	3,951,045
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	882,970
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,372,160
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,364,980
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,166,990
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,535,000	1,663,848
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	4,400,000	4,939,440
Arcadia Unified School District GO, Series 2014 B, 5.00%, 6/1/44	7,655,000	8,580,872
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.27%, 3/5/15	1,000,000	1,023,460
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.72%, 3/5/15	1,450,000	1,480,610
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.12%, 3/5/15	2,500,000	2,546,775
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,129,720
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Franciso Bay Area), 5.00%, 10/1/54	10,000,000	11,235,500
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,937,560
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,430,310
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	873,554
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,006,240
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,704,968
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,110,333
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	687,620
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,014,356
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	999,522

7

	Principal Amount	Value
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	$1,000,000	$780,760
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,350,660
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(1)	20,000,000	1,220,600
California Department of Water Resources and Supply Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.32%, 3/5/15	4,500,000	4,500,225
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,022,384
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,313,780
California GO, 5.00%, 11/1/19	10,000,000	11,733,100
California GO, 5.25%, 2/1/30	5,000,000	5,890,450
California GO, 6.00%, 4/1/38	5,000,000	6,004,900
California GO, 5.00%, 2/1/43	5,650,000	6,416,309
California GO, Series 2012 B, VRN, 0.92%, 3/5/15	2,000,000	2,029,540
California GO, Series 2012 B, VRN, 1.02%, 3/5/15	800,000	814,608
California GO, Series 2012 B, VRN, 1.17%, 3/5/15	960,000	981,590
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,267,121
California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,087,220
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,210,940
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,942,374
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,744,455
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,200,570
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,008,253
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,614,790
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	2,200,000	2,685,782
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,364,036
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,262,380
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,148,215
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,789,725
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,191,941
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	506,379
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,670,750
California Health Facilities Financing Authority Rev., Series 2014 A, (Providence Health and Services), 5.00%, 10/1/38	2,000,000	2,307,840
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.02%, 3/2/15 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000

8

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.87%, 3/5/15	$1,000,000	$1,030,740
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,355,660
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,039,440
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,107,050
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.04%, 3/5/15 (LOC: Pacific Capital Bank N.A. and FHLB)	2,015,000	2,015,000
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	4,103,050
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20	600,000	693,588
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22	360,000	419,699
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	950,000	1,077,595
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,750,000	1,964,322
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,620,970
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,290,366
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	550,000	555,434
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,386,280
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,088,120
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,501,175
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,218,840
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	3,335,000	3,459,462
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,117,886
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,777,170
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	6,162,389
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	563,580
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,342,556
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,500,000	1,703,355
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,675,851

9

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	$7,000,000	$8,038,520
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 4.125%, 7/1/24	475,000	500,873
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.125%, 7/1/44	700,000	740,257
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.00%, 7/1/34	500,000	532,695
California School Finance Authority Rev., Series 2014 A, (View Park Elementary and Middle Schools), 6.00%, 10/1/49	700,000	715,407
California State University Rev., Series 2005 C, 5.00%, 11/1/15, Prerefunded at 100% of Par (NATL-RE)(2)	3,680,000	3,801,477
California State University Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	1,320,000	1,358,108
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,362,460
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	1,500,000	1,696,470
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,442,300
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/43	1,000,000	1,143,820
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,631,850
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,582,325
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,393,587
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	2,500,000	2,988,825
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,238,699
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,230,360
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,785,449
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,267,890
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,710,700
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,301,184
California Statewide Communities Development Authority Rev., Series 2014 A, (899 Charleston Project), 5.25%, 11/1/44	1,500,000	1,537,065
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,136,740
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center) 5.25%, 12/1/44	1,000,000	1,092,940
California Statewide Communities Development Authority Rev., Series 2014 A, (Loma Linda University Medical Center), 5.50%, 12/1/54	1,500,000	1,660,440
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	1,600,000	1,806,912
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	2,760,000	3,088,578

10

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	$1,300,000	$1,337,076
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,376,560
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,320,100
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,185,870
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	815,010
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	685,962
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	798,462
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	398,577
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,441,420
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,167,598
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost $170,000)(4)	170,000	178,634
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	890,537
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,218,903
Eastern Municipal Water District Community Facilities District No. 2000-01 Special Tax Rev., (French Valley), 5.00%, 9/1/36	1,775,000	2,015,264
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,469,560
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,529,875
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/31 (AGM)	590,000	683,309
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/34 (AGM)	1,000,000	1,150,140
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,526,109
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,051,020
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,648,910
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	2,200,000	1,639,638
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	27,500,000	32,778,625
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	6,000,000	1,765,560
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,750,000	4,400,512
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	4,000,000	4,817,640
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	4,650,000	4,529,518
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	3,000,000	2,539,710
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	7,000,000	5,496,890
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	10,000,000	8,598,700

11

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-2, 5.30%, 6/1/37	$3,000,000	$2,535,390
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,718,010
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,847,650
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,386,725
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,693,710
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,698,168
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/39	1,100,000	1,238,666
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/34	350,000	397,499
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/29	1,060,000	1,196,221
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/35	2,690,000	2,984,905
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,128,580
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,104,724
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,965,353
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitas de Sonoma), 5.00%, 10/15/47	5,000,000	5,261,250
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,872,225
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,637,575
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	507,445
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,168,895
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,560,100
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,271,938
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,680,000	2,970,887
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/49	3,500,000	3,967,040
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	613,241
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,532,120
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	278,420
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,110,400
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/31	1,100,000	1,256,409
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/42	1,000,000	1,105,120
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,183,369

12

	Principal Amount	Value
Lake Elsinore Public Financing Authority Rev., 5.00%, 9/1/40(6)	$2,380,000	$2,598,246
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,489,788
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,421,550
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(5)	1,300,000	977,938
Los Angeles Community College District GO, Series 2008 F-1, (Election of 2003), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,280,160
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,110,000	1,131,101
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,210,650
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	475,000	482,035
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	400,000	406,792
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	875,000	886,200
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(7)	2,000,000	2,284,640
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/38	2,000,000	2,322,880
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,103,435
Los Angeles Department of Water & Power System Rev., Series 2015 E, 5.00%, 7/1/44	5,000,000	5,756,650
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	404,411
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	4,023,390
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	3,430,000	4,058,136
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	3,335,000	3,791,561
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,375,166
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,471,360
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,434,026
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,527,640
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	495,000	506,776
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,500,670
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,467,740
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,531,200
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,880,000	1,884,004
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,904,388
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,238,850
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,695,100

13

	Principal Amount	Value
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	$5,000,000	$5,261,450
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,853,900
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,468,436
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	950,257
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,504,480
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,431,250
Orange County Community Facilities District No. 06-1 Special Tax Rev., (Del Rio Public Improvements), 5.00%, 10/1/40 (AGM)(6)	2,000,000	2,273,080
Orange County Community Facilities District No. 06-1 Special Tax Rev., (Del Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,419,014
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	8,000,000	8,485,600
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,791,608
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,233,469
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,369,969
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/34 (AGM)	1,750,000	1,975,225
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,427,520
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	3,052,197
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,255,625
Patterson Joint Unified School District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 3/1/49 (AGM)(1)	8,160,000	1,602,379
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,211,198
Perris Union High School District Financing Authority Special Tax Rev., 5.00%, 9/1/41	2,000,000	2,248,520
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.02%, 3/2/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	730,000	730,000
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,910,256
Pomona Unified School District GO, Series 2015 F, 5.00%, 8/1/39 (BAM)	2,000,000	2,287,440
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,760,000	4,412,247
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	657,744
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,890,558
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/35	2,550,000	2,851,333
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,324,720
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,531,665
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 B, (Public Improvements), 5.50%, 9/1/45	5,000,000	4,999,950

14

	Principal Amount	Value
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	$1,035,000	$1,171,051
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,780,593
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,310,230
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,630,364
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	1,211,150
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	933,352
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	579,685
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,021,140
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,010,550
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	3,990,000	4,030,818
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,827,546
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,806,388
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,024,197
Roseville Westbrook Community Facilities District No. 1 Special Tax Rev., (Public Facilities), 5.00%, 9/1/44	1,650,000	1,674,948
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,581,440
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	728,969
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,158,980
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,430,468
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,280,264
San Bernardino Community Facilities District No. 2002-1 Special Tax Rev., (Kaiser Commerce Center), 5.00%, 9/1/33	3,000,000	3,320,430
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,498,256
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	362,313
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	955,000	1,139,754
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	590,310
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,835,000
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,684,305
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,765,035
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,233,300
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,317,900

15

	Principal Amount	Value
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	$3,000,000	$3,591,090
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	884,333
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,389,160
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,090,862
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,324,520
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,226,230
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,524,500
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33	780,000	874,575
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,109,370
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	466,546
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	561,494
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,170,400
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	324,998
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	6,000,000	6,596,760
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	2,097,214
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	92,529
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	8,127,840
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	140,006
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(1)	1,335,000	526,003
San Jose Airport Rev., Series 2011 A-2, 5.25%, 3/1/34	2,605,000	2,925,181
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,552,917
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	586,380
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	4,145,500
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	1,319,787
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,556,080
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,430,525
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/30	465,000	515,518
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,490,000	1,739,828

16

	Principal Amount	Value
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, Series 2007 A, (Santa Clara County Tobacco Securitization Corp.), 0.00%, 6/1/36(1)	$1,000,000	$233,970
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,248,663
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,448,211
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	1,093,410
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,386,196
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,070,845
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,573,874
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,026,762
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	791,088
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(1)	5,500,000	1,132,945
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/29 (AGM)	1,250,000	1,438,425
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/30 (AGM)	1,315,000	1,508,607
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/31 (AGM)	1,380,000	1,581,963
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	215,000	246,990
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	140,000	163,481
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	90,000	106,486
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	130,000	155,073
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	120,000	143,243
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	135,000	160,723
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	45,000	51,255
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	45,000	53,161
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,514,560
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,402,990
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	2,249,593
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,765,255

17

	Principal Amount	Value
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A-1, 5.50%, 6/1/45	$2,000,000	$1,630,360
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	2,250,000	1,927,125
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,127,884
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18	1,900,000	2,064,407
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19	2,285,000	2,616,553
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20	2,100,000	2,442,720
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,226,811
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,248,915
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,353,520
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,518,814
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,236,112
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,373,307
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,126,240
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,118,790
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,749,375
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,752,135
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,001,220
Union Elementary School District, GO, Series 2015 A, 5.00%, 9/1/49	1,000,000	1,152,210
University of California Rev., Series 2013 AL-3, VRDN, 0.02%, 3/5/15	3,000,000	3,000,000
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,679,050
Val Verde Unified School District Special Tax Rev., 5.00%, 9/1/37	1,750,000	1,926,575
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/15, Prerefunded at 102% of Par(2)	2,500,000	2,617,325
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/15, Prerefunded at 102% of Par(2)	2,600,000	2,722,694
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,838,176
Whittier Health Facilities Rev., (Presbyterian Intercommunity Hospital), 5.00%, 6/1/44	3,500,000	3,931,200
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,500,227
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	1,055,685
		819,117,786
Guam — 1.2%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,105,140
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,548,535
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	946,951
		10,600,626

18

	Principal Amount	Value
Puerto Rico — 1.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	$1,045,000	$743,162
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	3,723,250
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	266,961
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,296,760
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	1,773,600
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	883,613
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	349,115
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	2,275,000	1,901,126
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	3,700,000	2,533,020
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	2,500,000	1,623,450
		16,094,057
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,295,520
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,658,745
		3,954,265
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $788,218,434)		849,766,734
OTHER ASSETS AND LIABILITIES — 0.7%		5,907,865
TOTAL NET ASSETS — 100.0%		$855,674,599

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
333	U.S. Treasury 10-Year Notes	June 2015	$42,556,359	$(66,931)
121	U.S. Treasury Long Bonds	June 2015	19,583,094	(88,954)
			$62,139,453	$(155,885)

19

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $6,279,191, which represented 0.7% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $178,634, which represented less than 0.05% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,039,511.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

FEBRUARY 28, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $788,218,434)	$849,766,734
Cash	37,220
Receivable for investments sold	974,358
Receivable for capital shares sold	951,968
Interest receivable	10,709,043
862,439,323

Liabilities
Payable for investments purchased	4,854,212
Payable for capital shares redeemed	1,194,466
Payable for variation margin on futures contracts	59,869
Accrued management fees	310,434
Distribution and service fees payable	43,250
Dividends payable	302,493
6,764,724

Net Assets	$855,674,599

Net Assets Consist of:
Capital paid in	$832,428,254
Undistributed net investment income	7,367
Accumulated net realized loss	(38,153,437)
Net unrealized appreciation	61,392,415
$855,674,599

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$627,936,110	60,142,305	$10.44
Institutional Class	$78,528,184	7,523,791	$10.44
A Class	$123,360,737	11,814,486	$10.44*
C Class	$25,849,568	2,475,411	$10.44
*Maximum offering price $10.93 (net asset value divided by 0.955).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$17,367,855

Expenses:
Management fees	1,937,271
Distribution and service fees:
A Class	149,562
C Class	123,057
Trustees' fees and expenses	23,233
Other expenses	558
2,233,681

Net investment income (loss)	15,134,174

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,244,636
Futures contract transactions	(1,074,432)
1,170,204

Change in net unrealized appreciation (depreciation) on:
Investments	13,644,087
Futures contracts	(46,368)
13,597,719

Net realized and unrealized gain (loss)	14,767,923

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,902,097

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2014
Increase (Decrease) in Net Assets	February 28, 2015	August 31, 2014
Operations
Net investment income (loss)	$15,134,174	$28,107,044
Net realized gain (loss)	1,170,204	(8,891,827)
Change in net unrealized appreciation (depreciation)	13,597,719	72,787,362
Net increase (decrease) in net assets resulting from operations	29,902,097	92,002,579

Distributions to Shareholders
From net investment income:
Investor Class	(11,115,024)	(21,039,865)
Institutional Class	(1,570,632)	(2,298,420)
A Class	(2,101,150)	(4,046,008)
C Class	(340,001)	(722,751)
Decrease in net assets from distributions	(15,126,807)	(28,107,044)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	53,675,340	95,617,869

Net increase (decrease) in net assets	68,450,630	159,513,404

Net Assets
Beginning of period	787,223,969	627,710,565
End of period	$855,674,599	$787,223,969

Undistributed net investment income	$7,367	$—

See Notes to Financial Statements.

23

Notes to Financial Statements

FEBRUARY 28, 2015 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

24

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2015 was 0.50% for the Investor Class, A Class and C Class and 0.30% for the Institutional Class.

25

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended February 28, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2015 were $229,743,407 and $173,051,530, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2015		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,638,132	$89,733,439	15,882,335	$156,596,677
Issued in reinvestment of distributions	879,607	9,145,489	1,714,004	16,912,464
Redeemed	(5,160,138)	(53,510,355)	(12,405,479)	(120,628,325)
	4,357,601	45,368,573	5,190,860	52,880,816
Institutional Class
Sold	1,084,767	11,252,179	5,728,096	55,538,884
Issued in reinvestment of distributions	148,746	1,545,845	228,973	2,272,854
Redeemed	(1,179,939)	(12,363,240)	(1,189,921)	(11,672,509)
	53,574	434,784	4,767,148	46,139,229
A Class
Sold	1,561,647	16,207,113	3,825,431	37,763,518
Issued in reinvestment of distributions	186,223	1,936,066	371,960	3,668,495
Redeemed	(1,137,777)	(11,818,856)	(4,275,743)	(41,490,768)
	610,093	6,324,323	(78,352)	(58,755)
C Class
Sold	356,005	3,697,112	551,061	5,440,645
Issued in reinvestment of distributions	23,826	247,768	50,962	502,244
Redeemed	(231,351)	(2,397,220)	(959,654)	(9,286,310)
	148,480	1,547,660	(357,631)	(3,343,421)
Net increase (decrease)	5,169,748	$53,675,340	9,522,025	$95,617,869

26

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 398 contracts.

The value of interest rate risk derivative instruments as of February 28, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $59,869 in payable for variation margin on futures contracts.* For the six months ended February 28, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,074,432) in net realized gain (loss) on futures contract transactions and $(46,368) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

27

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$788,218,434
Gross tax appreciation of investments	$66,084,239
Gross tax depreciation of investments	(4,535,939)
Net tax appreciation (depreciation) of investments	$61,548,300

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2014, the fund had short-term capital losses of $(32,429,815) and long-term capital losses of $(1,891,140), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(9,518,848)	$(12,885,340)	$(6,203,529)	$(3,822,098)	$(1,891,140)

As of August 31, 2014, the fund had post-October capital loss deferrals of $(4,976,796), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

28

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.25	0.19	0.19	0.38	(0.19)	$10.44	3.76%	0.50%(4)	0.50%(4)	3.77%(4)	3.77%(4)	21%	$627,936
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	0.50%	4.14%	4.14%	57%	$571,924
2013	$10.13	0.40	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	0.50%	3.99%	3.99%	81%	$472,141
2012	$9.40	0.45	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	0.50%	4.55%	4.55%	48%	$506,399
2011	$9.69	0.47	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
2010	$8.88	0.47	0.81	1.28	(0.47)	$9.69	14.78%	0.49%	0.51%	5.08%	5.06%	17%	$417,503
Institutional Class
2015(3)	$10.25	0.20	0.19	0.39	(0.20)	$10.44	3.87%	0.30%(4)	0.30%(4)	3.97%(4)	3.97%(4)	21%	$78,528
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	0.30%	4.34%	4.34%	57%	$76,561
2013	$10.13	0.42	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	0.30%	4.19%	4.19%	81%	$25,217
2012	$9.40	0.46	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	0.30%	4.75%	4.75%	48%	$22,287
2011	$9.69	0.49	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784
2010(5)	$9.28	0.25	0.41	0.66	(0.25)	$9.69	7.16%	0.29%(4)	0.31%(4)	5.24%(4)	5.22%(4)	17%(6)	$27

29

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$10.25	0.18	0.19	0.37	(0.18)	$10.44	3.64%	0.75%(4)	0.75%(4)	3.52%(4)	3.52%(4)	21%	$123,361
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	0.75%	3.89%	3.89%	57%	$114,878
2013	$10.13	0.38	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	0.75%	3.74%	3.74%	81%	$105,296
2012	$9.40	0.42	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	0.75%	4.30%	4.30%	48%	$117,162
2011	$9.69	0.45	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
2010	$8.88	0.45	0.81	1.26	(0.45)	$9.69	14.50%	0.74%	0.76%	4.83%	4.81%	17%	$106,577
C Class
2015(3)	$10.25	0.14	0.19	0.33	(0.14)	$10.44	3.25%	1.50%(4)	1.50%(4)	2.77%(4)	2.77%(4)	21%	$25,850
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	1.50%	3.14%	3.14%	57%	$23,860
2013	$10.13	0.30	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	1.50%	2.99%	2.99%	81%	$25,056
2012	$9.40	0.35	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	1.50%	3.55%	3.55%	48%	$29,388
2011	$9.69	0.38	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917
2010	$8.88	0.38	0.81	1.19	(0.38)	$9.69	13.64%	1.49%	1.51%	4.08%	4.06%	17%	$30,286

30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2015 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through August 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

31

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85078 1504

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2015